Supplemental cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental disclosure of non-cash investing activities
Non-cash expenditures for vessel and other equipment	$ 0	$ (229)	$ 0
Non-cash acquisition of non-controlling interest for the remaining 49% interest in the Hoegh Grace entities	0	0	41,362
Supplemental disclosure of non-cash financing activities
Non-cash revolving credit facility draw for the acquisition of non-controlling interest for the remaining 49% interest in the Hegh Grace entities	$ 0	$ 0	$ 41,362